UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2014

WESTERN ASSET

PREMIUM LIQUID

RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Premium Liquid Reserves for the twelve-month reporting period ended August 31, 2014. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 26, 2014

II	Western Asset Premium Liquid Reserves

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. During the twelve months ended August 31, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the final estimate for second quarter GDP growth, released after the reporting period ended, was 4.6%, suggesting this recovery has some resilience as it continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including an acceleration in personal consumption expenditures, increased private inventory investment and exports, as well as an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all twelve months of the reporting period. After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI peaked in August 2014, with a reading of 59.0, representing its highest reading since March 2011, and seventeen of the eighteen industries within the PMI expanded.

The U.S. job market continues to improve. When the period began, unemployment, as reported by the U.S. Department of Labor, was 7.2%. Unemployment fell to 7.0% in November 2013 and generally declined over the next several months, reaching a low of 6.1% in June 2014. This represented the lowest level since September 2008. The unemployment rate then ticked up to 6.2% in July 2014, but again fell to 6.1% in August 2014. Falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% in August 2014, equaling its lowest level since 1978.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin reducing its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per

Western Asset Premium Liquid Reserves	III

Investment commentary (cont’d)

month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.” At each of the Fed’s next five meetings (January, March, April, June, and July 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on September 17, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in October, it will buy a total of $15 billion per month ($5 billion per month of agency MBS and $10 billion per month of longer-term Treasuries). The Fed also said “it likely will be appropriate to maintain the current target range for the federal funds rate for a considerable time after the asset purchase program ends, especially if projected inflation continues to run below the Committee’s 2.0% longer-run goal, and provided that longer-term inflation expectations remain well anchored.”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

September 26, 2014

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

IV	Western Asset Premium Liquid Reserves

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (the “Portfolio”), which has the same goals and strategies as the Fund. The Portfolio invests in high-quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by Western Asset Management Company (“Western Asset”), the Fund’s and Portfolio’s subadviser, to be of equivalent quality.

The Portfolio may invest in all types of money market instruments, including bank obligations, commercial paper and asset backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments.

The Portfolio may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The Portfolio generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

At Western Asset, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The spread sectors (non-Treasuries) experienced periods of volatility but generally outperformed equal-durationi Treasuries over the twelve months ended August 31, 2014. Risk aversion was prevalent at times given mixed economic data, shifting monetary policy by the Federal Reserve Board (“Fed”)ii and several geopolitical issues. However, these factors were generally overshadowed by solid demand from investors looking to generate incremental yield in the low interest rate environment.

Short-term Treasury yields moved higher, whereas longer-term Treasury yields declined during the twelve months ended August 31, 2014. Two-year Treasury yields rose from 0.39% at the beginning of the period to 0.48% at the end of the period. Their peak of 0.56% occurred on July 30, 2014 and they were as low as 0.28% in late November and early December 2013.

Western Asset Premium Liquid Reserves 2014 Annual Report	1

Fund overview (cont’d)

Ten-year Treasury yields were 2.78% at the beginning of the period and reached a low of 2.34% on August 15 and August 28, 2014. Their peak of 3.04% occurred on December 31, 2013 and they ended the reporting period at 2.35%.

While the Fed tapered its monthly asset purchases and announced that this phase of quantitative easing would likely end in October 2014, it kept the federal funds rateiii at a historically low range between zero and 0.25%. As a result, the yields available from money market securities remained very low during the twelve months ended August 31, 2014. For example, the three-month Treasury bill was 0.03% as of August 31, 2014. The same dynamic held true for the six-month and one-year Treasury bills, as they ended the reporting period at 0.05% and 0.09%, respectively. In addition, at its July 2014 meeting, the Fed said “…it likely will be appropriate to maintain the current target range for the federal funds rate for a considerable time after the asset purchase program ends, especially if projected inflation continues to run below the Committee’s 2.0% longer-run goal, and provided that longer-term inflation expectations remain well anchored.”

Q. How did we respond to these changing market conditions?

A. With the Fed’s monetary policy remaining extremely accommodative and short-term interest rates grinding modestly lower, we continued to maintain an extended maturity stance. Over the reporting period, we focused primarily on adding longer-dated fixed-rate money market securities to lock in higher yields.

Performance review

As of August 31, 2014, the seven-day current yield for Western Asset Premium Liquid Reserves was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Western Asset Premium Liquid Reserves Yields as of August 31, 2014 (unaudited)
Seven-Day Current Yield[1]	0.01%
Seven-Day Effective Yield[1]	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield would have been -0.33%.

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Western Asset Premium Liquid Reserves 2014 Annual Report

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

A. Over the reporting period, the economy averaged modest economic growth despite a primarily weather related slowdown earlier this year. Short-term interest rates nevertheless remained low and the environment remained challenging. The Fund’s performance was positively impacted by yield curveiv rolldown. In addition, a relatively long average maturity helped to limit reinvestment risk.

Q. Were there any regulatory updates during the Fund’s reporting period?

A. On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”)v adopted changes to the rules that govern the operation of money market funds (“MMFs”). The rules require institutional prime and institutional municipal MMFs to have a floating net asset value (“NAV”)vi per share, similar to non-money market mutual funds, while permitting government MMFs and retail MMFs the continued ability to maintain a constant dollar price. In addition, the SEC has empowered a fund’s board of trustees to temporarily impose fees on redemptions (liquidity fees) or to temporarily suspend redemptions (redemption gates) if a fund’s liquid assets fall below certain levels. These reforms will be implemented in stages, including a two-year period for compliance with the rules relating to floating NAV, liquidity fees and redemption gates.

Thank you for your investment in Western Asset Premium Liquid Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 16, 2014

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Western Asset Premium Liquid Reserves 2014 Annual Report	3

Fund overview (cont’d)

[i]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship, at a given time, between interest rates and securities that have similar characteristics, but differing maturity dates.

[v]

The U.S. Securities and Exchange Commission (“SEC”) is an agency of the U.S. government. It holds primary responsibility for enforcing the federal securities laws and regulating the securities industry, the nation’s stock and options exchanges, and other activities and organizations, including the electronic securities markets in the U.S.

vi

Net asset value (“NAV”) is the dollar value of a single mutual fund share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

4	Western Asset Premium Liquid Reserves 2014 Annual Report

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2014 and August 31, 2013. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Premium Liquid Reserves 2014 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2014 and held for the six months ended August 31, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3,4]	Expenses Paid During the Period[5]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3,4]	Expenses Paid During the Period[5]
0.01%	$1,000.00	$1,000.10	0.19%	$0.96	5.00%	$1,000.00	$1,024.25	0.19%	$0.97

[1]	For the six months ended August 31, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance figure is no guarantee of future results.

[3]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[4]	In order to maintain a minimum yield, additional waivers were implemented.

[5]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

6	Western Asset Premium Liquid Reserves 2014 Annual Report

Statement of assets and liabilities

August 31, 2014

Assets:
Investment in Liquid Reserves Portfolio, at value	$201,077,748
Receivable from investment manager	7,809
Receivable for Fund shares sold	344
Prepaid expenses	17,180
Total Assets	201,103,081

Liabilities:
Payable for Fund shares repurchased	122,470
Service and/or distribution fees payable	21,265
Distributions payable	1,236
Trustees’ fees payable	316
Accrued expenses	31,063
Total Liabilities	176,350
Total Net Assets	$200,926,731

Net Assets:
Par value (Note 3)	$2,009
Paid-in capital in excess of par value	201,099,094
Undistributed net investment income	1,801
Accumulated net realized loss on investments	(176,173)
Total Net Assets	$200,926,731

Shares Outstanding	200,914,246

Net Asset Value	$1.00

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2014 Annual Report	7

Statement of operations

For the Year Ended August 31, 2014

Investment Income:
Income from Liquid Reserves Portfolio	$568,988
Allocated expenses from Liquid Reserves Portfolio	(312,748)
Allocated waiver from Liquid Reserves Portfolio	36,247
Total Investment Income	292,487

Expenses:
Investment management fee (Note 2)	996,774
Service and/or distribution fees (Note 2)	284,793
Transfer agent fees	34,504
Shareholder reports	32,132
Registration fees	23,802
Audit and tax fees	21,930
Legal fees	20,726
Insurance	8,034
Fund accounting fees	6,300
Trustees’ fees	5,316
Miscellaneous expenses	3,584
Total Expenses	1,437,895
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,173,903)
Net Expenses	263,992
Net Investment Income	28,495
Net Realized Loss on Investments from Liquid Reserves Portfolio	(1,315)
Increase in Net Assets from Operations	$27,180

See Notes to Financial Statements.

8	Western Asset Premium Liquid Reserves 2014 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2014	2013

Operations:
Net investment income	$28,495	$38,190
Net realized loss	(1,315)	(14,360)
Increase in Net Assets From Operations	27,180	23,830

Distributions to Shareholders From (Note 1):
Net investment income	(28,442)	(38,283)
Decrease in Net Assets From Distributions to Shareholders	(28,442)	(38,283)

Fund Share Transactions (Note 3):
Net proceeds from sale of shares	2,423,126,355	3,208,739,068
Reinvestment of distributions	11,567	11,212
Cost of shares repurchased	(2,640,925,551)	(3,235,217,203)
Decrease in Net Assets From Fund Share Transactions	(217,787,629)	(26,466,923)
Decrease in Net Assets	(217,788,891)	(26,481,376)

Net Assets:
Beginning of year	418,715,622	445,196,998
End of year*	$200,926,731	$418,715,622
*Includes undistributed net investment income of:	$1,801	$1,748

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2014 Annual Report	9

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31:
	2014[1]	2013[1]	2012	2011	2010

Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized gain (loss)[2]	(0.000)	(0.000)	0.000	0.000	0.000
Total income from operations[2]	0.000	0.000	0.000	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.02%

Net assets, end of year (millions)	$201	$419	$445	$435	$447

Ratios to average net assets:
Gross expenses[4]	0.61%[5]	0.60%[5]	0.50%	0.48%	0.52%[6]
Net expenses[4,7,8,9]	0.19	0.26	0.32	0.36	0.35 [6]
Net investment income	0.01	0.01	0.01	0.01	0.02

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[5]	The gross expenses do not reflect the reduction in the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.52% and 0.35%, respectively, for the year ended August 31, 2010.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. Prior to December 31, 2010, the expense limitation was 0.40%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

10	Western Asset Premium Liquid Reserves 2014 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Premium Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has substantially the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.3% at August 31, 2014) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Premium Liquid Reserves 2014 Annual Report	11

Notes to financial statements (cont’d)

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, at an annual rate of 0.35% of the Fund’s average daily net assets.

Since the Fund invests all or substantially all of its investable assets in Liquid Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Liquid Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the year ended August 31, 2014, fees waived and/or expenses reimbursed amounted to $1,173,903.

12	Western Asset Premium Liquid Reserves 2014 Annual Report

The investment manager is permitted to recapture amounts waived or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee calculated at the annual rate not to exceed 0.10% of the Fund’s average daily net assets. Service and/or distribution fees are accrued daily and paid monthly. For the year ended August 31, 2014, the service and distribution fees paid amounted to $284,793.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At August 31, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

4. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions per share:

Record Date Payable Date	Class A
Daily 9/30/2014	$0.000008

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2014	2013
Distributions Paid From:
Ordinary income	$28,442	$38,283

As of August 31, 2014, there were no significant differences between the book and tax components of net assets.

As of August 31, 2014, the Fund had capital losses of $15,675 that have been deferred in the current year as either short-term or long-term losses. These losses will be deemed to

Western Asset Premium Liquid Reserves 2014 Annual Report	13

Notes to financial statements (cont’d)

arise on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains. These losses must be utilized before any of the Fund’s capital loss carryforward may be utilized.

Additionally, as of August 31, 2014, the Fund had the following net short-term capital loss carryforward remaining:

Year of Expiration	Amount
8/31/2015	$(6,227)
8/31/2017	(154,271)
$(160,498)

These amounts will also be available to offset any future taxable capital gains.

5. Money market reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Fund may be required to implement changes that will impact and may adversely affect the Fund and its investors. The new rules will take effect in stages over the next two years.

14	Western Asset Premium Liquid Reserves 2014 Annual Report

Report of independent registered public

accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Premiums Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Premium Liquid Reserves (the “Fund”), a series of Legg Mason Partners Premium Money Market Trust, as of August 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2014, by examination of the underlying Liquid Reserves Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Premium Liquid Reserves as of August 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 17, 2014

Western Asset Premium Liquid Reserves 2014 Annual Report	15

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Premium Liquid Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Kenneth D. Fuller, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

16	Western Asset Premium Liquid Reserves

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 and since 2013
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Western Asset Premium Liquid Reserves	17

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (since 2006); ICI Executive Committee (since 2011); Chairman of the Independent Directors Council (since 2012)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

18	Western Asset Premium Liquid Reserves

Interested Trustee and Officer:
Kenneth D. Fuller[3]
Year of birth	1958
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 169 funds associated with Legg Mason Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) and Legg Mason Fund Asset Management Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President — Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009).
Number of funds in fund complex overseen by Trustee	157
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Western Asset Premium Liquid Reserves	19

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

20	Western Asset Premium Liquid Reserves

Additional Officers cont’d
Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to LMAS (since 2002) and LMFAM (since 2013)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steve Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (since 2002); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Western Asset Premium Liquid Reserves	21

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006) and LMFAM (since 2013); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Fuller is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

22	Western Asset Premium Liquid Reserves

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2014:

Record Date:	Daily	Daily
Payable Date:	September 2013 — December 2013	January 2014 — August 2014
Interest from Federal Obligations	1.66%	1.30%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

50% of the ordinary income distributions paid monthly by the Fund represent Qualified Net Interest Income and Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

Western Asset Premium Liquid Reserves	23

Schedule of investments

August 31, 2014

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Bank Notes — 0.8%
Bank of America N.A.	0.250%	9/17/14	$250,000,000	$250,000,000
Bank of America N.A.	0.250%	12/19/14	195,000,000	195,000,000
Bank of America N.A.	0.250%	12/19/14	150,000,000	150,000,000
Total Bank Notes				595,000,000
Certificates of Deposit — 36.5%
Bank of Montreal	0.180%	9/2/14	199,460,000	199,460,000
Bank of Montreal	0.170%	10/1/14	250,000,000	250,000,000
Bank of Montreal	0.180%	10/15/14	125,000,000	125,000,000
Bank of Montreal	0.180%	11/7/14	97,000,000	97,000,000
Bank of Montreal	0.210%	11/13/14	95,000,000	95,000,000
Bank of Nova Scotia	0.190%	10/27/14	150,000,000	150,000,000
Bank of Nova Scotia	0.210%	1/16/15	200,000,000	200,000,000
Bank of Nova Scotia	0.220%	2/3/15	147,000,000	147,000,000
Bank of Nova Scotia	0.220%	2/6/15	150,000,000	149,996,712
Bank of Nova Scotia	0.240%	2/11/15	100,000,000	100,000,000
Bank of Nova Scotia	0.240%	2/13/15	99,705,000	99,705,000
Bank of Tokyo-Mitsubishi UFJ NY	0.100%	9/2/14	250,000,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.100%	9/4/14	650,000,000	650,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.240%	9/29/14	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.240%	12/1/14	120,000,000	120,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	2/4/15	480,000,000	480,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	3/5/15	150,000,000	150,000,000
BNP Paribas NY Branch	0.300%	9/5/14	300,000,000	300,000,000
BNP Paribas NY Branch	0.300%	9/17/14	100,000,000	100,000,000
BNP Paribas NY Branch	0.300%	9/24/14	250,000,000	250,000,000
BNP Paribas NY Branch	0.300%	9/24/14	42,000,000	42,000,000
BNP Paribas NY Branch	0.300%	2/5/15	247,000,000	247,000,000
BNP Paribas NY Branch	0.300%	2/6/15	445,000,000	445,000,000
BNP Paribas NY Branch	0.300%	2/12/15	225,000,000	225,000,000
Canadian Imperial Bank of Commerce	0.070%	9/2/14	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	0.200%	9/24/14	647,000,000	647,000,000
Canadian Imperial Bank of Commerce	0.220%	2/9/15	100,000,000	100,008,897
Canadian Imperial Bank of Commerce	0.220%	2/17/15	100,000,000	100,000,000
Citibank N.A.	0.240%	11/4/14	391,375,000	391,375,000
Citibank N.A.	0.240%	11/4/14	55,000,000	55,000,000
Citibank N.A.	0.240%	11/12/14	500,000,000	500,000,000
Citibank N.A.	0.240%	11/12/14	192,000,000	192,000,000

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2014 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Citibank N.A.	0.240%	11/12/14	$50,000,000	$50,000,000
Citibank N.A.	0.240%	12/18/14	125,000,000	125,000,000
Citibank N.A.	0.240%	1/22/15	445,000,000	445,000,000
Credit Agricole Corp.	0.270%	10/6/14	245,000,000	245,000,000
Credit Agricole Corp.	0.270%	10/6/14	245,000,000	245,000,000
Credit Agricole Corp.	0.280%	10/9/14	300,000,000	300,000,000
Credit Agricole Corp.	0.280%	10/9/14	130,000,000	130,000,000
Credit Agricole Corp.	0.340%	12/17/14	190,000,000	190,000,000
Credit Agricole Corp.	0.340%	12/23/14	200,000,000	200,000,000
Credit Agricole Corp.	0.340%	1/22/15	250,000,000	250,000,000
Credit Agricole Corp.	0.340%	2/5/15	95,000,000	95,000,000
Credit Suisse NY	0.320%	12/23/14	200,000,000	200,003,134
Credit Suisse NY	0.320%	12/29/14	600,000,000	600,000,000
Credit Suisse NY	0.447%	1/7/15	250,000,000	250,000,000	(a)
DnB NOR Bank ASA	0.080%	9/2/14	250,000,000	250,000,000
DnB NOR Bank ASA	0.070%	9/4/14	465,000,000	465,000,000
DnB NOR Bank ASA	0.220%	11/14/14	90,000,000	89,999,076
HSBC Bank USA	0.210%	11/5/14	135,000,000	135,000,000
Lloyds Bank PLC	0.090%	9/3/14	499,000,000	499,000,000
Lloyds Bank PLC	0.160%	11/24/14	100,000,000	100,000,000
Lloyds Bank PLC	0.160%	11/25/14	85,000,000	85,000,000
Mizuho Bank Ltd.	0.150%	9/26/14	100,000,000	100,000,000
Mizuho Bank Ltd.	0.250%	10/22/14	235,000,000	235,000,000
Mizuho Bank Ltd.	0.250%	10/24/14	200,000,000	199,999,993
Mizuho Bank Ltd.	0.250%	11/3/14	197,000,000	197,000,000
Mizuho Bank Ltd.	0.250%	12/10/14	100,000,000	100,000,000
Mizuho Bank Ltd.	0.250%	12/17/14	147,000,000	147,000,000
Mizuho Bank Ltd.	0.250%	2/26/15	97,000,000	97,000,000
Mizuho Bank Ltd.	0.250%	2/27/15	99,000,000	99,000,000
Natixis NY	0.240%	9/2/14	150,000,000	150,000,000
Natixis NY	0.240%	9/4/14	100,000,000	100,000,000
Natixis NY	0.330%	12/1/14	150,000,000	150,000,000
Natixis NY	0.330%	12/3/14	397,000,000	397,000,000
Natixis NY	0.330%	12/8/14	100,000,000	100,001,359
Natixis NY	0.330%	12/15/14	400,000,000	400,000,000
Natixis NY	0.330%	12/15/14	50,000,000	50,000,000
Natixis NY	0.330%	12/23/14	147,000,000	147,000,000
Natixis NY	0.270%	1/2/15	100,000,000	100,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Annual Report	25

Schedule of investments (cont’d)

August 31, 2014

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Nordea Bank Finland PLC	0.070%	9/4/14	$135,000,000	$135,000,000
Nordea Bank Finland PLC	0.220%	11/20/14	250,000,000	250,000,000
Norinchukin Bank	0.200%	10/15/14	100,000,000	99,999,389
Norinchukin Bank	0.260%	2/9/15	125,000,000	125,000,000
Norinchukin Bank	0.260%	2/18/15	420,000,000	420,000,000
Norinchukin Bank	0.260%	2/19/15	500,000,000	500,000,000
Oversea-Chinese Banking Corp. Ltd.	0.160%	10/28/14	200,000,000	200,000,000
Oversea-Chinese Banking Corp. Ltd.	0.245%	11/12/14	200,000,000	200,000,000
Oversea-Chinese Banking Corp. Ltd.	0.250%	11/19/14	200,000,000	200,000,000
Rabobank Nederland NY	0.267%	9/3/14	500,000,000	500,000,000	(a)
Rabobank Nederland NY	0.210%	1/15/15	250,000,000	250,000,000
Royal Bank of Canada	0.260%	12/11/14	145,000,000	145,044,838	(a)
Royal Bank of Canada	0.260%	1/13/15	204,000,000	204,060,620	(a)
Royal Bank of Canada	0.200%	5/22/15	400,000,000	400,000,000	(a)
Royal Bank of Canada	0.246%	8/19/15	395,000,000	395,000,000	(a)
Skandinaviska Enskilda Banken AB	0.250%	2/2/15	500,000,000	500,000,000
Skandinaviska Enskilda Banken AB	0.250%	2/18/15	87,000,000	86,997,948
Societe Generale	0.260%	12/3/14	185,000,000	185,000,000
Standard Chartered Bank NY	0.265%	9/30/14	200,000,000	200,000,804
Standard Chartered Bank NY	0.280%	1/7/15	245,000,000	245,000,000
Standard Chartered Bank NY	0.280%	1/16/15	150,000,000	150,000,000
Standard Chartered Bank NY	0.300%	2/4/15	97,000,000	97,000,000
Standard Chartered Bank NY	0.300%	2/26/15	350,000,000	350,000,000
Standard Chartered Bank NY	0.300%	2/26/15	22,000,000	22,000,000
State Street Bank & Trust Co.	0.200%	11/24/14	95,000,000	95,000,000
Sumitomo Mitsui Banking Corp.	0.100%	9/3/14	500,000,000	500,000,000
Sumitomo Mitsui Banking Corp.	0.250%	9/17/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.220%	9/22/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.250%	10/22/14	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.250%	11/19/14	242,000,000	242,000,000
Sumitomo Mitsui Banking Corp.	0.250%	11/24/14	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.	0.250%	12/15/14	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp.	0.260%	2/4/15	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.	0.250%	2/13/15	175,000,000	175,000,000
Sumitomo Mitsui Banking Corp.	0.250%	2/18/15	100,000,000	100,000,000
Sumitomo Mitsui Trust & Banking Co. Ltd.	0.260%	2/26/15	100,000,000	100,000,000
Svenska Handelsbanken AB	0.160%	9/8/14	45,535,000	45,535,000

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2014 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Svenska Handelsbanken AB	0.160%	9/10/14	$408,000,000	$407,999,999
Svenska Handelsbanken AB	0.175%	11/28/14	140,000,000	140,000,000
Svenska Handelsbanken AB	0.220%	2/18/15	296,450,000	296,450,000
Svenska Handelsbanken AB	0.220%	2/27/15	125,000,000	125,000,000
Swedbank AB	0.260%	11/10/14	50,000,000	50,000,000
Toronto Dominion Bank NY	0.240%	9/4/14	100,000,000	100,000,332
Toronto Dominion Bank NY	0.200%	9/26/14	245,000,000	245,000,000
Toronto Dominion Bank NY	0.130%	9/29/14	150,000,000	150,000,000
Toronto Dominion Bank NY	0.140%	10/20/14	100,000,000	100,000,000
Toronto Dominion Bank NY	0.190%	11/7/14	200,000,000	200,000,000
Toronto Dominion Bank NY	0.200%	12/17/14	85,000,000	85,000,000
Toronto Dominion Bank NY	0.200%	1/9/15	245,000,000	245,000,000
Toronto Dominion Bank NY	0.200%	1/9/15	230,000,000	230,000,000
Toronto Dominion Bank NY	0.200%	1/16/15	200,000,000	200,000,000
Toronto Dominion Bank NY	0.232%	7/22/15	100,000,000	100,000,000	(a)
Toronto Dominion Bank NY	0.245%	8/24/15	220,000,000	220,000,000	(a)
UBS AG Stamford Branch	0.250%	2/26/15	247,000,000	247,000,000
Wells Fargo Bank N.A.	0.210%	9/4/14	415,000,000	415,000,000
Wells Fargo Bank N.A.	0.210%	11/10/14	293,000,000	293,000,000
Wells Fargo Bank N.A.	0.210%	11/25/14	200,000,000	200,000,000
Wells Fargo Bank N.A.	0.210%	12/12/14	175,000,000	175,000,000
Wells Fargo Bank N.A.	0.210%	2/2/15	100,000,000	100,000,000
Total Certificates of Deposit				27,167,638,101
Certificates of Deposit (Euro) — 1.0%
Standard Chartered Bank	0.400%	10/24/14	750,000,000	750,000,000
Commercial Paper — 33.6%
ANZ National International Ltd.	0.160%	9/26/14	197,000,000	196,978,111	(b)(c)
ANZ National International Ltd.	0.200%	11/10/14	100,000,000	99,961,111	(b)(c)
ANZ National International Ltd.	0.210%	11/12/14	100,000,000	99,958,000	(b)(c)
ANZ National International Ltd.	0.200%	11/14/14	100,000,000	99,958,889	(b)(c)
ASB Finance Ltd.	0.200%	12/15/14	90,000,000	89,947,500	(b)(c)
ASB Finance Ltd.	0.210%	2/9/15	100,000,000	99,906,083	(b)(c)
Bank Nederlandse Gemeenten NV	0.250%	10/22/14	100,000,000	99,964,583	(b)(c)
Bank Nederlandse Gemeenten NV	0.250%	10/27/14	100,000,000	99,961,111	(b)(c)
Bank Nederlandse Gemeenten NV	0.240%	4/30/15	250,000,000	249,598,334	(b)(c)
Bank of New York Mellon Corp.	0.040%	9/2/14	484,162,000	484,161,463	(b)(c)
Bank of New York Mellon Corp.	0.060%	9/3/14	100,000,000	99,999,667	(b)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Annual Report	27

Schedule of investments (cont’d)

August 31, 2014

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Bank of Nova Scotia	0.240%	2/10/15	$147,000,000	$146,841,240	(b)(d)
Bank of Nova Scotia	0.240%	2/23/15	135,000,000	134,842,500	(b)(d)
Barclays U.S. Funding LLC	0.300%	9/15/14	100,000,000	99,988,333	(b)
Barclays U.S. Funding LLC	0.300%	9/23/14	341,070,000	341,007,470	(b)
Barclays U.S. Funding LLC	0.300%	9/26/14	150,000,000	149,968,750	(b)
Barclays U.S. Funding LLC	0.300%	12/15/14	100,000,000	99,912,500	(b)
BMW U.S. Capital LLC	0.060%	9/2/14	23,000,000	22,999,962	(b)(c)
BNZ International Funding Ltd.	0.257%	5/6/15	100,000,000	100,000,000	(a)(c)
Caisse des Depots et Consignations	0.210%	12/4/14	150,000,000	149,917,750	(b)(d)
Caisse des Depots et Consignations	0.215%	12/8/14	325,000,000	324,809,784	(b)(d)
Caisse des Depots et Consignations	0.210%	12/10/14	300,000,000	299,825,000	(b)(d)
Coca-Cola Co.	0.200%	2/25/15	110,000,000	109,891,833	(b)(c)
Commonwealth Bank of Australia	0.150%	9/2/14	150,000,000	149,999,375	(b)(c)
Commonwealth Bank of Australia	0.230%	9/22/14	119,000,000	119,005,498	(a)(c)
Credit Agricole North America Inc.	0.090%	9/2/14	77,990,000	77,989,805	(b)
Credit Suisse NY	0.341%	9/26/14	400,000,000	399,905,555	(b)
Credit Suisse NY	0.310%	1/2/15	245,000,000	244,740,503	(b)
DBS Bank Ltd.	0.230%	9/4/14	200,000,000	199,996,167	(b)(c)
DBS Bank Ltd.	0.230%	9/16/14	95,000,000	94,990,896	(b)(c)
DBS Bank Ltd.	0.240%	2/17/15	99,180,000	99,068,257	(b)(c)
DnB NOR Bank ASA	0.230%	9/2/14	200,000,000	199,998,722	(b)(c)
DnB NOR Bank ASA	0.220%	12/5/14	80,143,000	80,096,472	(b)(c)
DnB NOR Bank ASA	0.220%	12/29/14	250,000,000	249,818,195	(b)(c)
DnB NOR Bank ASA	0.230%	2/9/15	242,000,000	241,751,077	(b)(c)
Fortis Funding LLC	0.060%	9/2/14	1,000,000,000	999,998,333	(b)
General Electric Co.	0.050%	9/2/14	77,885,000	77,884,892	(b)
General Electric Co.	0.060%	9/4/14	140,000,000	139,999,300	(b)
Government of Quebec	0.100%	9/22/14	150,000,000	149,991,250	(b)(c)
HSBC Americas Inc.	0.250%	9/19/14	200,000,000	199,975,000	(b)
HSBC Americas Inc.	0.220%	12/22/14	192,000,000	191,868,587	(b)
HSBC Bank PLC	0.276%	12/2/14	165,000,000	164,884,042	(b)(c)
HSBC Bank PLC	0.291%	1/23/15	250,000,000	249,710,000	(b)(c)
HSBC Bank PLC	0.261%	2/27/15	50,000,000	49,935,361	(b)(c)
ING U.S. Funding LLC	0.300%	9/3/14	147,000,000	146,997,550	(b)
ING U.S. Funding LLC	0.295%	9/8/14	594,000,000	593,965,927	(b)
ING U.S. Funding LLC	0.290%	9/9/14	344,835,000	344,812,777	(b)
ING U.S. Funding LLC	0.300%	10/20/14	100,000,000	99,959,167	(b)

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2014 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
ING U.S. Funding LLC	0.300%	11/4/14	$100,000,000	$99,946,667	(b)
ING U.S. Funding LLC	0.300%	11/4/14	50,000,000	49,973,333	(b)
ING U.S. Funding LLC	0.300%	12/18/14	100,000,000	99,910,000	(b)
ING U.S. Funding LLC	0.260%	1/5/15	350,000,000	349,681,499	(b)
JPMorgan Securities LLC	0.331%	1/23/15	429,470,000	428,903,100	(b)(c)
JPMorgan Securities LLC	0.250%	2/3/15	100,000,000	99,892,361	(b)(c)
JPMorgan Securities LLC	0.250%	2/10/15	100,000,000	99,887,500	(b)(c)
JPMorgan Securities LLC	0.331%	3/6/15	195,000,000	194,667,525	(b)
JPMorgan Securities LLC	0.331%	4/24/15	250,000,000	249,461,459	(b)(c)
Lloyds Bank PLC	0.050%	9/2/14	1,600,000,000	1,599,997,776	(b)
Mizuho Bank Ltd.	0.250%	10/22/14	172,000,000	171,939,083	(b)(c)
Natexis Banques Populaires U.S	0.260%	11/3/14	77,670,000	77,634,660	(b)
National Australia Funding	0.200%	12/22/14	150,000,000	149,906,667	(b)(c)
Natixis U.S. Finance Corp.	0.060%	9/2/14	345,050,000	345,049,425	(b)
Nordea Bank AB	0.170%	9/5/14	50,000,000	49,999,056	(b)(c)
Nordea Bank AB	0.185%	9/16/14	150,000,000	149,988,437	(b)(c)
Nordea Bank AB	0.210%	9/17/14	85,000,000	84,992,067	(b)(c)
Nordea Bank AB	0.220%	10/23/14	94,000,000	93,970,129	(b)(c)
Nordea Bank AB	0.210%	11/7/14	60,000,000	59,976,550	(b)(c)
Nordea Bank AB	0.205-0.220%	11/12/14	300,000,000	299,875,500	(b)(c)
Nordea Bank AB	0.220%	11/14/14	242,000,000	241,890,562	(b)(c)
Nordea Bank AB	0.220%	11/21/14	100,000,000	99,950,500	(b)(c)
Nordea Bank AB	0.190%	11/24/14	300,000,000	299,867,000	(b)(c)
NRW Bank	0.085-0.135%	9/4/14	214,000,000	213,998,009	(b)(c)
NRW Bank	0.135%	9/5/14	260,000,000	259,996,100	(b)(c)
NRW Bank	0.135%	9/8/14	200,000,000	199,994,750	(b)(c)
NRW Bank	0.135%	9/9/14	200,000,000	199,994,000	(b)(c)
NRW Bank	0.125%	9/15/14	580,000,000	579,971,805	(b)(c)
NRW Bank	0.125%	9/16/14	120,000,000	119,993,750	(b)(c)
NRW Bank	0.190%	1/8/15	245,000,000	244,833,196	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	0.240%	9/3/14	140,000,000	139,998,133	(b)
Oversea-Chinese Banking Corp. Ltd.	0.230%	9/5/14	111,600,000	111,597,148	(b)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/1/14	100,000,000	99,979,167	(b)
Oversea-Chinese Banking Corp. Ltd.	0.245%	10/14/14	149,000,000	148,956,397	(b)
Oversea-Chinese Banking Corp. Ltd.	0.250%	12/9/14	95,000,000	94,934,687	(b)
Oversea-Chinese Banking Corp. Ltd.	0.240%	2/11/15	160,000,000	159,826,134	(b)
PNC Bank NA	0.010%	2/2/15	130,000,000	130,000,000	(a)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Annual Report	29

Schedule of investments (cont’d)

August 31, 2014

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
PNC Bank NA	0.310%	2/23/15	$179,000,000	$179,000,000	(a)
PNC Bank NA	0.310%	3/19/15	38,250,000	38,250,000	(a)
PNC Bank NA	0.310%	3/25/15	93,000,000	93,000,000	(a)
PNC Bank NA	0.310%	3/27/15	175,000,000	175,000,000	(a)
PNC Bank NA	0.310%	5/22/15	267,000,000	267,000,000	(a)
Precision Castparts Corp.	0.080%	9/2/14	22,000,000	21,999,951	(b)(c)
Rabobank USA Finance Corp.	0.210%	11/7/14	150,525,000	150,466,170	(b)
Reckitt Benckiser Treasury	0.371%	9/23/14	50,000,000	49,988,694	(b)(c)
Reckitt Benckiser Treasury	0.371%	9/25/14	25,000,000	24,993,833	(b)(c)
Reckitt Benckiser Treasury	0.200%	10/6/14	100,000,000	99,980,556	(b)(c)
Reckitt Benckiser Treasury	0.351%	8/10/15	50,000,000	49,833,264	(b)(c)
Siemens Capital Co. LLC	0.080%	9/25/14	75,750,000	75,745,960	(b)
Skandinaviska Enskilda Banken AG	0.255%	9/26/14	100,000,000	99,982,292	(b)(c)
Skandinaviska Enskilda Banken AG	0.240%	12/8/14	250,000,000	249,836,667	(b)(c)
Skandinaviska Enskilda Banken AG	0.240%	12/10/14	250,000,000	249,833,333	(b)(c)
Skandinaviska Enskilda Banken AG	0.240%	12/11/14	250,000,000	249,831,667	(b)(c)
Skandinaviska Enskilda Banken AG	0.250%	1/13/15	100,000,000	99,906,944	(b)(c)
Skandinaviska Enskilda Banken AG	0.250%	1/14/15	195,000,000	194,817,187	(b)(c)
Skandinaviska Enskilda Banken AG	0.240%	1/21/15	53,000,000	52,949,827	(b)(c)
Societe Generale N.A.	0.326%	9/10/14	200,000,000	199,983,750	(b)
Sumitomo Mitsui Banking Corp.	0.250%	2/23/15	9,000,000	8,989,062	(b)(c)
Swedbank AB	0.255%	10/22/14	197,000,000	196,928,834	(b)
Swedbank AB	0.260%	10/23/14	200,000,000	199,924,889	(b)
Swedbank AB	0.260%	11/3/14	110,000,000	109,949,950	(b)
Swedbank AB	0.260%	11/4/14	100,000,000	99,953,778	(b)
Swedbank AB	0.245%	11/12/14	100,000,000	99,951,000	(b)
Swedbank AB	0.235%	12/22/14	130,000,000	129,904,955	(b)
Swedbank AB	0.235%	12/23/14	200,000,000	199,852,472	(b)
Swedbank AB	0.240%	1/14/15	59,320,000	59,266,612	(b)
Swedbank AB	0.250%	1/26/15	200,000,000	199,795,834	(b)
Swedbank AB	0.250%	2/3/15	162,000,000	161,825,625	(b)
Total Capital Canada Ltd.	0.090%	9/5/14	50,000,000	49,999,500	(b)(c)
Total Capital Canada Ltd.	0.105%	9/18/14	225,000,000	224,988,844	(b)(c)
Toyota Motor Credit Corp.	0.210%	11/12/14	140,000,000	139,941,200	(b)
Toyota Motor Credit Corp.	0.200%	12/29/14	100,000,000	99,933,889	(b)
Toyota Motor Credit Corp.	0.210%	1/26/15	210,000,000	209,819,925	(b)
UBS Finance Delaware LLC	0.240%	1/26/15	240,000,000	239,764,801	(b)
UBS Finance Delaware LLC	0.250%	2/17/15	240,000,000	239,718,334	(b)

See Notes to Financial Statements.

30	Liquid Reserves Portfolio 2014 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
United Overseas Bank Ltd.	0.240%	9/4/14	$140,000,000	$139,997,200	(b)(c)
United Overseas Bank Ltd.	0.240%	9/15/14	100,000,000	99,990,667	(b)(c)
United Overseas Bank Ltd.	0.245%	9/22/14	150,000,000	149,978,563	(b)(c)
United Overseas Bank Ltd.	0.240%	9/23/14	125,000,000	124,981,667	(b)(c)
United Overseas Bank Ltd.	0.245-0.250%	9/26/14	200,000,000	199,965,625	(b)(c)
United Overseas Bank Ltd.	0.240%	11/24/14	195,000,000	194,890,800	(b)(c)
United Overseas Bank Ltd.	0.220%	1/20/15	100,000,000	99,913,833	(b)(c)
United Overseas Bank Ltd.	0.250%	2/6/15	200,000,000	199,780,556	(b)(c)
United Overseas Bank Ltd.	0.281%	2/24/15	100,000,000	99,863,111	(b)(c)
United Overseas Bank Ltd.	0.260%	3/4/15	100,000,000	99,867,111	(b)(c)
United Overseas Bank Ltd.	0.260%	3/4/15	50,000,000	49,933,556	(b)(c)
United Overseas Bank Ltd.	0.260%	3/16/15	79,900,000	79,786,897	(b)(c)
United Overseas Bank Ltd.	0.260%	3/18/15	140,000,000	139,799,800	(b)(c)
USAA Capital Corp.	0.060%	9/2/14	86,500,000	86,499,856	(b)
Westpac Banking Corp.	0.225%	9/26/14	50,000,000	50,002,985	(a)(c)
Westpac Banking Corp.	0.261%	11/24/14	320,000,000	319,805,867	(b)(c)
Westpac Banking Corp.	0.261%	11/25/14	200,000,000	199,877,222	(b)(c)
Total Commercial Paper				24,997,021,729
Corporate Bonds & Notes — 0.9%
HSBC USA Inc., Senior Notes	2.375%	2/13/15	86,250,000	87,025,145
JPMorgan Chase Bank N.A.	0.351%	9/4/15	300,000,000	300,000,000	(a)
National Bank of Canada	1.500%	6/26/15	31,359,000	31,651,672
Wells Fargo Bank N.A.	0.370%	9/22/15	275,000,000	275,000,000	(a)
Total Corporate Bonds & Notes				693,676,817
Medium-Term Notes — 0.5%
Credit Suisse NY	3.500%	3/23/15	40,000,000	40,690,311
Royal Bank of Canada	1.150%	3/13/15	45,000,000	45,202,240
Wells Fargo Bank N.A.	0.321%	9/18/15	250,000,000	250,000,000	(a)
Total Medium-Term Notes				335,892,551
Time Deposits — 18.7%
Australia New Zealand Grand Cayman	0.090%	9/4/14	170,000,000	170,000,000
Bank of Nova Scotia	0.040%	9/2/14	750,000,000	750,000,000
Bank of Tokyo Mitsubishi	0.050%	9/2/14	800,000,000	800,000,000
Branch Banking & Trust Co.	0.050%	9/2/14	625,000,000	625,000,000
Branch Banking & Trust Co.	0.060%	9/2/14	350,000,000	350,000,000
CIBC Grand Cayman	0.040%	9/2/14	373,702,000	373,702,000
CIBC Grand Cayman	0.050%	9/2/14	100,000,000	100,000,000
Credit Agricole	0.090%	9/2/14	780,000,000	780,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Annual Report	31

Schedule of investments (cont’d)

August 31, 2014

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
DnB NOR Bank ASA	0.050%	9/2/14	$1,433,476,000	$1,433,476,000
Fortis Bank Grand Cayman	0.060%	9/2/14	100,000,000	100,000,000
Natixis Grand Cayman	0.060%	9/2/14	652,000,000	652,000,000
Nordea Finland Grand Cayman	0.040%	9/2/14	625,000,000	625,000,000
Northern Trust Corp.	0.050%	9/2/14	900,000,000	900,000,000
Skandinaviska Enskilda Cayman	0.050%	9/2/14	1,200,000,000	1,200,000,000
Standard Chartered Bank NY	0.050%	9/2/14	1,125,000,000	1,125,000,000
Sumitomo Mitsui Banking Corp.	0.080%	9/2/14	935,000,000	935,000,000
Svenska Handelsbanken Grand Cayman	0.050%	9/2/14	1,710,000,000	1,710,000,000
Swedbank Grand Cayman	0.050%	9/2/14	1,285,000,000	1,285,000,000
Total Time Deposits				13,914,178,000
U.S. Treasury Notes — 2.8%
U.S. Treasury Notes	0.075%	1/31/16	1,138,475,000	1,138,281,420	(a)
U.S. Treasury Notes	0.099%	4/30/16	580,000,000	580,009,085	(a)
U.S. Treasury Notes	0.100%	7/31/16	375,000,000	375,007,271	(a)
Total U.S. Treasury Notes				2,093,297,776
Repurchase Agreements — 5.2%
Bank of America Corp. repurchase agreement dated 8/29/14; Proceeds at maturity — $845,380,250; (Fully collateralized by various corporate bonds and notes, 0.000% to 9.250% due 9/2/14 to 8/1/97; Market value — $882,328,386)	0.200%	11/18/14	845,000,000	845,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 8/29/14; Proceeds at maturity — $3,000,016,667; (Fully collateralized by U.S. government obligations, 2.375% due 5/31/18; Market value — $3,000,016,727)	0.050%	9/2/14	3,000,000,000	3,000,000,000
Total Repurchase Agreements				3,845,000,000
Total Investments — 100.0% (Cost — $74,391,704,974#)				74,391,704,974
Other Assets in Excess of Liabilities — 0.0%				11,633,690
Total Net Assets — 100.0%				$74,403,338,664

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

32	Liquid Reserves Portfolio 2014 Annual Report

Statement of assets and liabilities

August 31, 2014

Assets:
Investments, at value	$74,391,704,974
Cash	203
Interest receivable	16,527,048
Total Assets	74,408,232,225

Liabilities:
Investment management fee payable	3,004,347
Trustees’ fees payable	91,371
Accrued expenses	1,797,843
Total Liabilities	4,893,561
Total Net Assets	$74,403,338,664

Represented by:
Paid-in Capital	$74,403,338,664

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Annual Report	33

Statement of operations

For the Year Ended August 31, 2014

Investment Income:
Interest	$146,334,940

Expenses:
Investment management fee (Note 2)	73,658,171
Fund accounting fees	4,034,835
Trustees’ fees	1,376,951
Legal fees	1,035,157
Custody fees	671,391
Audit and tax fees	44,240
Miscellaneous expenses	97,386
Total Expenses	80,918,131
Less: Fee waivers and/or expense reimbursements (Note 2)	(9,830,251)
Net Expenses	71,087,880
Net Investment Income	75,247,060
Net Realized Gain on Investments	872,607
Increase in Net Assets from Operations	$76,119,667

See Notes to Financial Statements.

34	Liquid Reserves Portfolio 2014 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2014	2013

Operations:
Net investment income	$75,247,060	$122,543,208
Net realized gain	872,607	1,998,799
Increase in Net Assets From Operations	76,119,667	124,542,007

Capital Transactions:
Proceeds from contributions	118,607,684,090	128,254,029,681
Value of withdrawals	(117,856,006,478)	(115,929,906,090)
Increase in Net Assets From Capital Transactions	751,677,612	12,324,123,591
Increase in Net Assets	827,797,279	12,448,665,598

Net Assets:
Beginning of year	73,575,541,385	61,126,875,787
End of year	$74,403,338,664	$73,575,541,385

See Notes to Financial Statements.

Liquid Reserves Portfolio 2014 Annual Report	35

Financial highlights

For the years ended August 31:
	2014	2013	2012	2011	2010

Net assets, end of year (millions)	$74,403	$73,576	$61,127	$38,040	$35,675
Total return[1]	0.10%	0.17%	0.23%	0.27%	0.28%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.10%
Net expenses[2,3,4]	0.10	0.10	0.10	0.10	0.10
Net investment income	0.10	0.17	0.23	0.27	0.27

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%. This arrangement may be reduced or terminated under certain circumstances.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

36	Liquid Reserves Portfolio 2014 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Liquid Reserves Portfolio 2014 Annual Report	37

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$74,391,704,974	—	$74,391,704,974

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market

38	Liquid Reserves Portfolio 2014 Annual Report

conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2014, as a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 0.10%. This arrangement may be reduced or terminated under certain circumstances.

Liquid Reserves Portfolio 2014 Annual Report	39

Notes to financial statements (cont’d)

During the year ended August 31, 2014, fees waived and/or expenses reimbursed amounted to $9,830,251.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2014, the Portfolio did not invest in any derivative instruments.

4. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

40	Liquid Reserves Portfolio 2014 Annual Report

Report of independent registered public

accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Liquid Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Reserves Portfolio as of August 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 17, 2014

Liquid Reserves Portfolio 2014 Annual Report	41

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 16 through 22 of this report.

42	Liquid Reserves Portfolio

Western Asset

Premium Liquid Reserves

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Premium Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Premium Money Market Trust, a Maryland statutory trust.

Western Asset Premium Liquid Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Premium Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end fund managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010348 10/14 SR14-2306

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2013 and August 31, 2014 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,700 in 2013 and $36,500 in 2014.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2013 and $0 in 2014.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $11,800 in 2013 and $7,000 in 2014. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Premium Money Market Trust were $1,075 in 2013 and $0 in 2014.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Premium Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of
Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Premium Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2013 and 2014; Tax Fees were 100% and 100% for 2013 and 2014; and Other Fees were 100% and 100% for 2013 and 2014.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Premium Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Premium Money Market Trust during the reporting period were $0 in 2014.

(h) Yes. Legg Mason Partners Premium Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Premium Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 24, 2014

By:	/s/ Richard F. Sennett
(Richard F. Sennett)
Principal Financial Officer

Date:	October 24, 2014